INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Geographic Components of Income	Geographic Components of Income before Income Taxes

year ended December 31	2022	2021	2020
(millions of Canadian $)

Canada	(2,154)	(292)	691
Foreign	3,528	2,458	4,416
Income before Income Taxes	1,374	2,166	5,107

Schedule of Provision for Income Taxes

year ended December 31	2022	2021	2020
(millions of Canadian $)

Current
Canada	43	29	(54)
Foreign	372	276	306
	415	305	252
Deferred
Canada	(467)	(327)	(224)
Foreign	641	142	166
	174	(185)	(58)
Income Tax Expense	589	120	194

Reconciliation of Income Tax Expense

year ended December 31	2022	2021	2020
(millions of Canadian $)

Income before income taxes	1,374	2,166	5,107
Federal and provincial statutory tax rate	23.0%	23.0%	24.0%
Expected income tax expense	316	498	1,226
Foreign income tax rate differentials	(271)	(230)	(258)
Income tax differential related to regulated operations	(174)	(139)	(228)
Income from non-controlling interests and equity investments	(54)	(70)	(141)
Valuation allowance/(releases)	199	(8)	(400)
Non-taxable capital (gains) and losses	173	—	(62)
Settlement of Mexico prior years' income tax assessments	196	—	—
U.S. minimum tax	96	—	—
Non-deductible goodwill impairment	91	—	—
Impact of Mexico inflationary adjustments	24	32	7
Other	(7)	37	50
Income Tax Expense	589	120	194

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet

at December 31	2022	2021
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	1,519	1,163
Regulatory and other deferred amounts	571	537
Unrealized foreign exchange losses on long-term debt	333	130
Other	193	46
	2,616	1,876
Less: Valuation allowance	640	229
	1,976	1,647
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	6,686	5,616
Equity investments	1,152	1,219
Taxes on future revenue requirement	397	333
Financial instruments	126	—
Other	193	112
	8,554	7,280
Net Deferred Income Tax Liabilities	6,578	5,633
The above deferred tax amounts have been classified on the Consolidated balance sheet as follows:

at December 31	2022	2021
(millions of Canadian $)

Deferred Income Tax Assets
Other long-term assets (Note 15)	1,070	509
Deferred Income Tax Liabilities
Deferred income tax liabilities	7,648	6,142
Net Deferred Income Tax Liabilities	6,578	5,633

Reconciliation of the Annual Changes in the Total Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2022	2021	2020
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	80	52	29
Gross increases – tax positions in prior years	6	5	26
Gross decreases – tax positions in prior years	—	(1)	(2)
Gross increases – tax positions in current year	7	26	1
Lapse of statutes of limitations	(2)	(2)	(2)
Unrecognized Tax Benefit at End of Year	91	80	52